Equity - Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Warrants Outstanding, Balance	353,070
Exercisable Shares, Balance	353,070
Weighted Average Exercise Price, Balance (in Dollars per share)	$ 334.05
Average Remaining Contractual Life, Balance	4 years 7 months 28 days
Warrants Outstanding, Granted/Acquired		4,448,262
Exercisable Shares, Granted/Acquired		4,448,262
Weighted Average Exercise Price, Granted/Acquired (in Dollars per share)		$ 334.05
Average Remaining Contractual Life, Granted/Acquired		5 years
Warrants Outstanding, Exercised		(4,095,192)
Exercisable Shares, Exercised		(4,095,192)
Weighted Average Exercise Price, Exercised (in Dollars per share)
Average Remaining Contractual Life, Exercised